Intangible Assets Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost	$ 209,984	$ 221,554
Accumulated amortization	(84,934)	(81,467)
Write offs	0	(1,150)
Total Intangible assets net book value	$ 125,050	$ 138,937